Share-based awards- Partner Capital Investment Plan (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares shares	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Mar. 31, 2019 $ / shares	Mar. 31, 2019 CNY (¥) shares
Share-based awards
Share-based compensation expense | ¥	¥ 37,491		¥ 20,075		¥ 15,995
Partner Capital Investment Plan | Subscription rights
Share-based awards
Agreed-upon exercise price | $ / shares							$ 14.50	$ 14.50	$ 14.50
Subscription period	10 years	10 years		10 years		10 years	4 years	4 years	4 years
Restriction period for the transfer shares							8 years	8 years	8 years
Number of shares underlying | shares		18,000,000		18,000,000		18,000,000	18,000,000	18,000,000	18,000,000		18,000,000
Number of shares offered and subscribed | shares											17,500,000
Unamortized compensation costs | ¥											¥ 941
Weighted average period over which unamortized compensation costs expected be recognized	4 years 6 months
Share-based compensation expense | ¥	¥ 409		¥ 435		¥ 241
Subscription right fair value assumptions
Risk-free interest rate	2.94%		2.07%		1.86%
Expected dividend yield	0.00%		0.00%		0.00%
Expected life (years)	8 years 3 months		8 years 3 months		8 years 3 months
Expected volatility	33.00%		34.20%		39.00%
Partner Capital Investment Plan | Subscription rights | Minimum
Share-based awards
Agreed-upon exercise price | $ / shares		$ 23.00		$ 23.00		$ 23.00				$ 23.00
Partner Capital Investment Plan | Subscription rights | Maximum
Share-based awards
Agreed-upon exercise price | $ / shares		$ 26.00		$ 26.00		$ 26.00				$ 26.00